MASTER TRUST (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Master Trust [Line Items]
Master Trust
The following summarizes the value of the net assets of the Master Trust and the Plan’s interest in the Master Trust as of December 31:

	2025		2024
($ in millions)	Master Trust Balances	Plan’s Interest in Master Trust Balances	Master Trust Balances	Plan’s Interest in Master Trust Balances
Money market funds	$0.2	$0.2	$0.2	$0.2
Vontier common stock	3.6	2.9	3.7	3.0
Mutual funds	34.3	30.6	24.5	21.3
Common/collective trusts	451.2	401.8	398.0	351.1
Separately managed funds:
Common stock	10.9	9.2	10.8	9.0
Mutual funds	0.2	0.2	0.1	0.1
Self-directed brokerage account	24.2	23.4	20.4	19.1
Total investments in Master Trust, at fair value	$524.6	$468.3	$457.7	$403.8
The net investment income of the Master Trust (including gains and losses on investments held, bought and sold) for the year ended December 31, 2025 was as follows:

($ in millions)
Net appreciation of the fair value of investments	$72.9
Interest and dividend income	3.1
Total net investment income of the Master Trust	$76.0